ENTITY-WIDE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2024
Entity Wide Disclosures [Abstract]
Schedule of Disclosure of Group's Revenue From External Customers That Are Divided Into Geographical Areas
The Group’s revenue from external customers is divided into the following geographical areas:

	Three months ended		Six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Revenue from external customers	$	$	$	$
Canada	23,457,793	45,969,065	66,708,645	98,406,034
United States	6,818,234	12,046,778	19,048,271	14,313,214
	30,276,027	58,015,843	85,756,916	112,719,248

Schedule of Disclosure of Non-current Assets Allocated To Geographic Areas
The Group’s non-current assets are allocated to geographic areas as follows:

	June 30, 2024
	Canada	United States	Total
	$	$	$
Other non-current assets	7,325,843	321,111	7,646,954
Property, plant and equipment	89,292,894	100,727,644	190,020,538
Right-of-use assets	34,484,104	51,213,577	85,697,681
Intangible assets	174,116,536	8,936,378	183,052,914
Contract asset	13,072,979	—	13,072,979
	318,292,356	161,198,710	479,491,066

	December 31, 2023
	Canada	United States	Total
	$	$	$
Other non-current assets	6,812,370	182,445	6,994,815
Property, plant and equipment	94,684,032	103,852,651	198,536,683
Right-of-use assets	35,469,879	54,193,260	89,663,139
Intangible assets	167,106,057	8,597,200	175,703,257
Contract asset	13,528,646	—	13,528,646
	317,600,984	166,825,556	484,426,540